Schedule of Investments (unaudited) March 31, 2020	BlackRock LifePath Dynamic 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 98.7%

Equity Funds — 82.3%
Active Stock Master Portfolio	$107,727,568	$107,727,568
BlackRock Advantage Emerging Markets Fund — Class K	2,350,113	19,106,418
BlackRock Tactical Opportunities Fund — Class K	492,437	6,608,498
International Tilts Master Portfolio	31,802,019	31,802,019
iShares Core MSCI EAFE ETF	159,105	7,937,749
iShares Developed Real Estate Index Fund — Class K	1,225,188	9,642,232
iShares MSCI EAFE Small-Cap ETF	176,835	7,927,513

		190,751,997

Security	Shares/ Investment Value	Value

Fixed Income Funds — 12.2%
Core Alpha Bond Master Portfolio	$17,728,472	$17,728,472
iShares TIPS Bond ETF	60,144	7,092,180
Master Total Return Portfolio	3,499,138	3,499,138

		28,319,790

Short-Term Securities — 4.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(a)	9,852,230	9,852,230

Total Affiliated Investment Companies — 98.7% (Cost — $271,674,872)		228,924,017

Other Assets Less Liabilities — 1.3%		2,904,459

Net Assets — 100.0%		$231,828,476

(a)	Annualized 7-day yield as of period end.
(b)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 12/31/19		Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$136,236,751	(b)	$—		$(28,509,183	)(c)	$107,727,568	$107,727,568	$487,489		$(1,238,252)	$(51,258,958)
BlackRock Advantage Emerging Markets Fund — Class K	2,388,194	(b)	504,362	(d)	(542,443	)(e)	2,350,113	19,106,418	—		(1,199,805)	(6,168,832)
BlackRock Cash Funds: Institutional, SL Agency Shares(f)	3,670,132	(b)	—		(3,670,132	)(g)	—	—	1,040	(h)	695	—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,567,093	(b)	—		(9,714,863	)(c)	9,852,230	9,852,230	58,584		—	—
BlackRock Tactical Opportunities Fund — Class K	652,282	(b)	30,046	(d)	(189,891	)(e)	492,437	6,608,498	—		(125,302)	36,723
Core Alpha Bond Master Portfolio	$18,948,856	(b)	$—		$(1,220,384	)(c)	$17,728,472	17,728,472	129,532		483,349	(5,349,370)
International Tilts Master Portfolio	$43,485,982	(b)	$—		$(11,683,963	)(c)	$31,802,019	31,802,019	255,806		(2,354,239)	(14,328,144)
iShares Core MSCI EAFE ETF	—		159,105	(i)	—		159,105	7,937,749	—		—	(1,588,006)
iShares Developed Real Estate Index Fund — Class K	1,110,007	(b)	115,181	(i)	—		1,225,188	9,642,232	—		—	(3,632,679)
iShares MSCI EAFE Small-Cap ETF	166,112	(b)	10,723	(d)	—		176,835	7,927,513	—		—	(3,018,175)
iShares TIPS Bond ETF	76,765	(b)	3,131	(d)	(19,752	)(e)	60,144	7,092,180	10,125		58,812	77,772
Master Total Return Portfolio	$3,560,921	(b)	$—		$(61,783	)(g)	$3,499,138	3,499,138	54,215		63,871	(1,119,279)

								$228,924,017	$996,791		$(4,310,871)	$(86,348,948)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(c)	Represents net shares/investment value purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2040 Fund

(d)	Represents shares purchased by the LifePath Dynamic Master Portfolio.
(e)	Represents shares sold by the Fund and the LifePath Dynamic Master Portfolio
(f)	As of period end, the entity is no longer held by the Fund.
(g)	Represents net shares/investment value purchased (sold) by the LifePath Dynamic Master Portfolio.
(h)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(i)	Represents shares purchased by the Fund and the LifePath Dynamic Master Portfolio.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Topix Index	10	06/11/20	$1,305	$21,984
S&P/TSX 60 Index	45	06/18/20	5,207	(201,320)
10-Year U.S. Treasury Note	13	06/19/20	1,803	27,679
E-Mini MSCI EAFE Index	176	06/19/20	13,722	726,989
Euro Stoxx 50	37	06/19/20	1,121	98,258
MSCI Emerging Markets Index	56	06/19/20	2,360	40,297
Russell 2000 E-Mini Index	81	06/19/20	4,648	(449,028)

				$264,859

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,671,991	EUR	1,470,279	Deutsche Bank AG	06/17/20	$45,709
USD	722,927	JPY	75,042,272	Morgan Stanley & Co. International PLC	06/17/20	22,757
						68,466

CAD	9,391,392	USD	6,862,319	Morgan Stanley & Co. International PLC	06/17/20	(184,129)

EUR	224,589	USD	256,583	Morgan Stanley & Co. International PLC	06/17/20	(8,164)
EUR	12,988,513	USD	14,837,647	Morgan Stanley & Co. International PLC	06/17/20	(471,000)
USD	1,556,804	EUR	1,408,012	Bank of America N.A.	06/17/20	(604)
USD	4,031,436	EUR	3,744,951	Bank of America N.A.	06/17/20	(110,870)

						(774,767)

	Net unrealized depreciation					$(706,301)

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$58,314,590	$—	$—	$58,314,590
Short-Term Securities	9,852,230			9,852,230

Subtotal	$68,166,820	$—	$—	$68,166,820

Investments Valued at NAV(a)				160,757,197

Total Investments				$228,924,017

Derivative Financial Instruments(b)
Assets:
Equity contracts	$887,528	$—	$—	$887,528
Foreign currency exchange contracts	—	68,466	—	68,466
Interest rate contracts	27,679	—	—	27,679
Liabilities:
Equity contracts	(650,348)	—	—	(650,348)
Foreign currency exchange contracts	—	(774,767)	—	(774,767)

	$264,859	$(706,301)	$—	$(441,442)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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